UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street; Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James  Ash,

             Gemini Fund Services, LLC., 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

      3/31

Date of reporting period:  06/30/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

RPg Emerging Market Sector Rotation Fund
PORTFOLIO OF INVESTMENTS
June 30, 2013 (Unaudited)

Shares		Value
	EXCHANGE TRADED FUNDS - 23.1%
	EQUITY FUNDS - 23.1%
30,000	EGShares Basic Materials GEMS ETF +	$ 275,400
500	EGShares Consumer Goods GEMS ETF	11,720
4,000	EGShares Consumer Services GEMS ETF	83,600
35,700	EGShares Emerging Markets Consumer ETF	921,417
15,200	EGShares Energy GEMS ETF	307,192
27,800	EGShares Financials GEMS ETF +	530,477
19,849	EGShares Health Care GEMS ETF +	464,129
23,197	EGShares Industrials GEMS ETF +	437,959
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,159,982)	3,031,894

	SHORT-TERM INVESTMENT - 49.8%
	MONEY MARKET FUND - 49.8%
6,533,752	BlackRock Liquidity Funds Treasury Trust Fund Portfolio (Cost - $6,533,752)	6,533,752

	TOTAL INVESTMENTS - 72.9% (Cost - $9,693,734) (a)	$ 9,565,646
	OTHER ASSETS AND LIABILITIES - NET - 27.1%	3,563,770
	TOTAL NET ASSETS - 100.0%	$ 13,129,416

(a) Represents cost for financial reporting purposes. The cost for federal tax purposes, excluding swap contracts, is $9,695,925 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 50,817
	Unrealized depreciation	(181,096)
	Net unrealized depreciation	$ (130,279)

+ Affiliated company - The RPg Emerging Market Sector Rotation Fund holds in excess of 5% of outstanding voting securities of this exchange traded fund.

		Unrealized Gain (Loss)
	SWAP CONTRACTS

EGShares Industrial GEMS ETF Total Return Swap with Citibank, N.A. – December 11, 2013 – to receive Total Returns plus dividends on underlying investment vs. 3 month LIBOR plus 0.90% accrued and payable monthly (Notional Value $995,027)

		$ 517

	EGShares Consumer Goods GEMS ETF Total Return Swap with Citibank, N.A. – December 17, 2013 – to receive Total Returns plus dividends on underlying investment vs. 3 month LIBOR plus 0.90% accrued and payable monthly (Notional Value $1,181,135)	(50,462)

	EGShares Technology GEMS ETF Total Return Swap with Citibank, N.A. – January 29, 2014 – to receive Total Returns plus dividends on underlying investment vs. 3 month LIBOR plus 0.90% accrued and payable monthly (Notional Value $1,819,010)	(86,841)

	EGShares Health Care GEMS ETF Total Return Swap with Citibank, N.A. – December 4, 2013 – to receive Total Returns plus dividends on underlying investment vs. 3 month LIBOR plus 0.90% accrued and payable monthly (Notional Value $1,060,475)	(47,783)

	EGShares Energy GEMS ETF Total Return Swap with Citibank, N.A. – January 2, 2014 – to receive Total Returns plus dividends on underlying investment vs. 3 month LIBOR plus 0.90% accrued and payable monthly (Notional Value $1,236,685)	(65,090)

	EGShares Consumer Services GEMS ETF Total Return Swap with Citibank, N.A. – December 17, 2013 – to receive Total Returns plus dividends on underlying investment vs. 3 month LIBOR plus 0.90% accrued and payable monthly (Notional Value $1,090,425)	(1,926)

	EGShares Basic Materials GEMS ETF Total Return Swap with Citibank, N.A. – December 27, 2013 – to receive Total Returns plus dividends on underlying investment vs. 3 month LIBOR plus 0.90% accrued and payable monthly (Notional Value $1,438,970)	(169,500)

	EGShares Financial GEMS ETF Total Return Swap with Citibank, N.A. – November 20, 2013 – to receive Total Returns plus dividends on underlying investment vs. 3 month LIBOR plus 0.90% accrued and payable monthly (Notional Value $1,002,115)	(22,199)

	EGShares Utilities GEMS ETF Total Return Swap with Citibank, N.A. – December 18, 2013 – to receive Total Returns plus dividends on underlying investment vs. 3 month LIBOR plus 0.90% accrued and payable monthly (Notional Value $1,723,330)	(40,917)

	Net Unrealized Loss on Swap Contracts	$ (484,201)

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  Investments in swap contracts are reported at fair vaule based on daily price reporting from the swap counterparty.  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Investments in open-end investment companies are valued at net asset value.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process -  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended Funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium on shares or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2013 for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 3,031,894	$ -	$ -	$ 3,031,894
Money Market Fund	6,533,752	-	-	6,533,752
Swap Contracts	-	517	-	517
Total	$ 9,565,646	$ 517	$ -	$ 9,566,163
Liabilities*	Level 1	Level 2	Level 3	Total
Swap Contracts	$ -	$ 484,718	$ -	$ 484,718
Total	$ -	$ 484,718	$ -	$ 484,718

The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
* See Schedule of Investments for Industry Classification.

Swap Agreements – The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to equity price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.   Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.   Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments.   The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations.   The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.   Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.   The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

The notional value of the swaps disclosed in the Portfolio of Investments at June 30, 2013 is a reflection of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/26/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/26/13

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

8/26/13